Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (16,627)	$ (2,532)	¥ (21,701)	¥ (11,949)
Depreciation and amortization	3,954	602	4,028	3,192
Allowances for obsolete inventories, net	7,589	1,155	(450)	3,325
Provision for doubtful account, net	(836)	(127)	1,186	149
Loss on disposal of property and equipment			14
Loss on equity method investment	833	127	22	120
Accounts receivable	21,477	3,268	16,572	7,720
Prepaid expenses and other current assets	(26,173)	(3,983)	3,937	3,021
Inventories	(10,934)	(1,664)	1,049	9,162
Accounts payable	(9,924)	(1,510)	(15,599)	(3,229)
Income taxes payable			(573)	468
Other payables and accrued liabilities	27,993	4,260	(5,407)	(10,357)
Related parties	527	80	398	1,163
Deferred revenue	(400)	(61)	(600)	(600)
Net cash provided by (used in) operating activities	(2,521)	(385)	(17,124)	2,185
Investing activities:
Payment for property and equipment			(3,091)	(22,638)
Payment for intangible assets	(2,201)	(335)	(1,791)
Proceeds from disposal of property and equipment			2,613	15,000
Net cash used in investing activities	(2,201)	(335)	(2,269)	(7,638)
Financing activities:
Proceeds from short-term borrowings	47,600	7,244	15,000	16,000
Loan received from a shareholder	900	137	3,700	1,300
Proceeds from long-term borrowings				8,000
Repayment of loan from a shareholder	(1,500)	(228)	(3,950)	(2,750)
Repayment of short-term borrowings	(31,800)	(4,839)	(16,000)	(16,000)
Repayments of long-term borrowings	(1,200)	(183)	(900)	(320)
Contribution in a subsidiary by a shareholder (Note 14(1)(i))			15,000
Net cash provided by financing activities	14,000	2,131	12,850	6,230
Effect of exchange rate changes on cash and cash equivalent and restricted cash	(855)	(129)	(311)	(24)
Net increase (decrease) in cash and cash equivalent and restricted cash	8,423	1,282	(6,854)	753
Cash and cash equivalents and restricted cash at beginning of year	1,054	160	7,908	7,155
Cash and cash equivalents and restricted cash at end of year	9,477	1,442	1,054	7,908
Supplemental disclosures of cash flow information:
Income taxes paid (refunded)	(364)	(55)	820	30
Interest paid	2,461	375	1,745	1,479
Non-cash financing activities:
Debt-equity swap (Note 14 (2)(i))			23,884
Related party receivable for capital contribution(Note 14(1)(i))			6,429
Restricted cash	500	76	500	500
Cash and cash equivalents	8,977	1,366	554	7,408
Cash, cash equivalents and restricted cash	¥ 9,477	$ 1,442	¥ 1,054	¥ 7,908